Tax - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	$ 5,450	$ 5,148
Liabilities	(4,193)	(3,317)
Deferred tax asset (liability)	1,257	1,831
Income statement	22	(871)
Other comprehensive income	(1,070)	183
Foreign exchange and other adjustments	(39)	114
Deferred tax asset (liability)	170	1,257
Assets	6,037	5,450
Liabilities	(5,867)	(4,193)
Deferred tax assets	4,483	4,632
Deferred tax liabilities	4,313	3,375
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	983	982
Deferred tax asset (liability)	983	982
Income statement	295	45
Foreign exchange and other adjustments	(36)	(44)
Deferred tax asset (liability)	1,242	983
Assets	1,242	983
Unused tax losses and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	1,414	1,156
Deferred tax asset (liability)	1,414	1,156
Income statement	355	266
Foreign exchange and other adjustments	52	(8)
Deferred tax asset (liability)	1,821	1,414
Assets	1,821	1,414
Derivatives, FVOD and other investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	979	492
Liabilities	(558)	(376)
Deferred tax asset (liability)	421	116
Income statement	(274)	(386)
Other comprehensive income	(23)	544
Foreign exchange and other adjustments	(281)	147
Deferred tax asset (liability)	(157)	421
Assets	548	979
Liabilities	(705)	(558)
Insurance business
Reconciliation of changes in deferred tax liability (asset) [abstract]
Liabilities	(1,621)	(1,271)
Deferred tax asset (liability)	(1,621)	(1,271)
Income statement	(32)	(303)
Foreign exchange and other adjustments	31	(47)
Deferred tax asset (liability)	(1,622)	(1,621)
Liabilities	(1,622)	(1,621)
Expense provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	650	629
Deferred tax asset (liability)	650	629
Income statement	(81)	(18)
Foreign exchange and other adjustments	(4)	39
Deferred tax asset (liability)	565	650
Assets	565	650
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	1,002	1,151
Deferred tax asset (liability)	1,002	1,151
Income statement	(112)	(185)
Foreign exchange and other adjustments	11	36
Deferred tax asset (liability)	901	1,002
Assets	901	1,002
Retirement obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Liabilities	(1,613)	(1,387)
Deferred tax asset (liability)	(1,613)	(1,387)
Income statement	(190)	(149)
Other comprehensive income	(387)	30
Foreign exchange and other adjustments	(116)	(107)
Deferred tax asset (liability)	(2,306)	(1,613)
Liabilities	(2,306)	(1,613)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	422	738
Liabilities	(401)	(283)
Deferred tax asset (liability)	21	455
Income statement	61	(141)
Other comprehensive income	(660)	(391)
Foreign exchange and other adjustments	304	98
Deferred tax asset (liability)	(274)	21
Assets	960	422
Liabilities	$ (1,234)	$ (401)